Fair Values of Assets And Liabilities	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUES OF ASSETS AND LIABILITIES
23.	FAIR VALUES OF ASSETS AND LIABILITIES

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2013:

	Level 1
	Quoted
	Prices in
	Active	Level 2
	Markets	Significant	Level 3	Assets/
	for	Other	Significant	(Liabilities)
	Identical	Observable	Unobservable	At Fair
	Assets	Inputs	Inputs	Value
Interest rate swaps (see Note 16) (1)	$0	$0	0	$0
Currency forward contracts (see Note 16) (2)	0	0	0	0
Warrants (see Note 19)(3)	0	0	(6,373)	(6,373)
	$0	$(0)	$(6,373)	$(6,373)

(1)
The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)
The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).

(3)
The Company has classified its warrants liability which could be potentially settled in cash within Level 3 because the fair values are determined using significant unobservable inputs into the Black-Scholes pricing model.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2012:

	Level 1
	Quoted
	Prices in
	Active	Level 2
	Markets	Significant	Level 3	Assets/
	for	Other	Significant	(Liabilities)
	Identical	Observable	Unobservable	At Fair
	Assets	Inputs	Inputs	Value
Interest rate swaps (see Note 16) (1)	0	$(155)	0	$(155)
Currency forward contracts (see Note 16) (2)	0	(14)	0	(14)
	$0	$(169)	$0	$(169)

(1)
The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)
The fair value of these contracts is determined by multiplying the notional amount of the contract by the difference between (a) the U.S. dollar amount due on the contract at maturity and (b) the foreign exchange rate as of the date the contract is valued (the balance sheet date). Because the contracts typically have a short duration, the value is not discounted using a present value technique (an income approach).

The tables below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Warrants liability:
Balance at the beginning of period	$0	$0
Fair value recorded on the November 19, 2013 transaction date	5,848	0
Change in fair value of warrants	525	0
Balance at the end of period	$6,373	$0

	Year Ended December 31,
	2013	2012
Contingent consideration:
Balance at the beginning of period	$0	$(3,699)
Initial recognition of the liabilities	0	0
Unrealized gains (losses) in earnings	0	(3,380)
Finalization of the fair value determination of contingent consideration in the CTS acquisition	0	(166)
Payment of contingent consideration from the CSP acquisition	0	7,245
Balance at the end of period	$0	$0

The Company has other financial instruments, such as cash, accounts receivable, due from related party, accounts payable, notes payable and line of credit. The Company believes the carrying amounts of those assets and liabilities approximate their fair value since those carrying amounts have been estimated to approximate the exit price which would be received to sell these assets or pay to transfer these liabilities to a market participant. See Note 2 for a discussion of our accounting policy regarding fair value.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2013, the following assets, all of which are Level 3 assets, were identified as impaired and were adjusted to their fair values (in thousands of dollars) (see also Note 3):

	Cyalume Reporting Unit (1)	Loss Recognized	Fair Value
Goodwill (2)	CTS Training	$168	$0
Patents (3)	CTS Training	174	17
Trade name (4)	CTS Training	17	0
Non-compete agreements (5)	CTS Training	34	0
Customer Relationships	CTS Training	650	60

During the year ended December 31, 2012, the following assets, all of which are Level 3 assets, were identified as impaired and were adjusted to their fair values (in thousands of dollars) (see also Note 3):

	Cyalume Reporting Unit (1)	Loss Recognized	Fair Value
Goodwill (2)	Chemical Light	$46,230	$5,014
Goodwill (2)	Training	858	351
Patents (3)	Training	172	210
Trade name (4)	Training	29	30
Non-compete agreements (5)	Training	80	40
Certain equipment (6)	Chemical Light	273	0

(1)
The Company managed as one operating segment with four reporting units: Chemical Light (the operations of CTI and CTSAS), CTS Training (the operations of CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.). Specialty Products’ goodwill was not considered to be impaired and our Other reporting unit does not have a goodwill asset.

(2)
The fair value of the impaired goodwill asset was determined calculating the excess of the fair value of the reporting unit over the fair values assigned to its assets and liabilities and utilized present value techniques utilizing each reporting unit’s forecasted after-tax cash flows.

(3)
The fair value of the impaired patent asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the patents, net of estimated income taxes (an income approach).

(4)
The fair value of the impaired trademarks and trade names asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the trademarks and trade names, net of estimated income taxes (an income approach).

(5)
The fair value of the impaired non-compete agreement asset was determined using the “comparative business valuation” method, which compares the present value of two streams of the reporting unit’s estimated future cash flows; one stream assuming the non-compete agreements are in place and the other stream assuming the agreements are not in place (an income approach).

(6)	The fair value of the impaired equipment was determined estimating the present value of cash flows expected to result from the use and disposition of the equipment (an income approach).